BitFuFu Machines (Details) - BitFuFu $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Property, Plant, and Equipment, Additional Disclosures	committed to purchase 60,000 machines
Purchase Obligation	$ 305.7
prepaid machine and equipment	92.0
Purchase Obligation, to be Paid, Year One	$ 213.7
Unrecorded Unconditional Purchase Obligation, Term	9 months